TERM DEPOSITS	12 Months Ended
Dec. 31, 2020
TERM DEPOSITS [abstract]
Disclosure of term deposits

1.               TERM DEPOSITS

	2019	2020
	RMB’000	RMB’000

Current assets
Short term deposits	-	60,000

Non-current assets
Long term deposits	-	160,000

The original effective interest rate of term deposits was 3.63% per annum (2019: 1.53% per annum).